Intangible Useful lives (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Intellectual Property [Member]
Property, Plant and Equipment [Line Items]
Useful Life	15 years	15 years
Licensing Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	1 year 6 months	1 year 6 months
Licensing Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Contractual Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Contractual Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years	10 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	18 years	18 years
Trademarks [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	10 years	10 years
Trademarks [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	14 years	14 years
Internet Domain Names [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Noncompete Agreements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	4 years	4 years